                        INCOME PREFERRED VARIABLE ANNUITY
                            EMPOWER VARIABLE ANNUITY
                            MASTERS VARIABLE ANNUITY
                           MASTERS + VARIABLE ANNUITY
                          OPPORTUNITY VARIABLE ANNUITY
                         OPPORTUNITY + VARIABLE ANNUITY
                     FORTIS WALL STREET SERIES SURVIVOR VUL
                          FORTIS WALL STREET SERIES VUL
                             HARMONY INVESTMENT LIFE
                        FORTIS WALL STREET SERIES VUL220
                        FORTIS WALL STREET SERIES VUL500

                               SEPARATE ACCOUNT A
                       FIRST FORTIS LIFE INSURANCE COMPANY

                               VARIABLE ACCOUNT C
                               VARIABLE ACCOUNT D
                        FORTIS BENEFITS INSURANCE COMPANY

                    SUPPLEMENT DATED SEPTEMBER 3, 2002 TO THE
                          PROSPECTUS DATED MAY 1, 2002

A special meeting of shareholders will be held on or about January 15, 2003 to seek approval to reorganize certain Funds that are offered under your Contract. Subject to shareholder approval and any required regulatory approval, certain Funds, each called a "Target Fund" below, will be reorganized into a corresponding "Acquiring Fund."

TARGET FUND                     REORGANIZES INTO                  ACQUIRING FUND
Hartford International Stock II HLS Fund        Hartford International Opportunities HLS Fund
Hartford Global Equity HLS Fund                 Hartford Global Leaders HLS Fund
Hartford Blue Chip Stock II HLS Fund            Hartford Growth and Income HLS Fund
Hartford Investors Growth HLS Fund              Hartford Growth and Income HLS Fund
Hartford American Leaders HLS Fund              Hartford Stock HLS Fund

If your Contract Value is allocated to a Target Fund on October 18, 2002, it is anticipated you will receive proxy materials regarding the reorganizations in November, 2002. If approved, the reorganizations are expected to take place on or about January 24, 2003. As a result, if any of your Contract Value is allocated to a Target Fund on that date, that Contract Value will be allocated to the corresponding Acquiring Fund.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3817